Business Acquisitions - Pro Forma Operating Results (Details) - Bonterra Builders, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Revenue	$ 588,533	$ 397,695
Net income (loss)	$ 17,158	$ 1,674